CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible Notes
Balance, beginning of the period		$ 931	$ 815
Accretion expense		139	116
Debt conversion		(1,070)
Balance, end of the period			$ 931